Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Results of Operations (Unaudited)	QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

A summary of quarterly results of operations for the years ended December 31, 2018 and 2017 follows (in thousands, except for per share data):

	QUARTER ENDED
	DEC. 31,	SEPT. 30,	JUNE 30,	MAR. 31,	DEC. 31,	SEPT. 30,	JUNE 30,	MAR. 31,
	2018	2018	2018	2018	2017	2017	2017	2017

Total revenue	$171,016	$161,286	$165,931	$171,727	$172,101	$163,561	$153,967	$146,838
Income from continuing operations	54,631	44,873	8,157	41,125	105,645	54,516	41,500	34,078
Discontinued operations	119,286	109,198	12,733	102,600	26,179	6,643	11,318	10,166
Net income	173,917	154,071	20,890	143,725	131,824	61,159	52,818	44,244
Income per common share - basic (1)	1.15	1.02	0.13	0.95	0.87	0.41	0.35	0.29
Income per common share - diluted (1)	1.14	1.01	0.13	0.95	0.87	0.40	0.35	0.29

(1)
The sum of quarterly financial data may vary from the annual data due to rounding.